BUSINESS COMBINATION AGREEMENT WITH POWERUP ACQUISITON CORP (Details Narrative) $ in Millions	Dec. 31, 2024 USD ($)
Aspire Biopharma Inc [Member]
Transaction costs	$ 316.8